Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 932	$ 792
Current year additions	826	782
Claims paid	(724)	(670)
Currency translation adjustment and other	(109)	28
Balance, end of year	$ 925	$ 932